United States
Securities and Exchange Commission
Washington DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/01

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):  	[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Hickory Group, Ltd.
Address:	3636 Euclid Avenue
Cleveland, Ohio 44115

Form 13F File Number: 28-3921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul R. Abbey
Title:	President and Chief Executive Officer
Phone:	216/781.5600

Signature, Place, and Date of Signing:

_______________________Cleveland, Ohio	November 12, 2001
                (Signature)	    (City, State)		      (Date)

Report Type (Check only one.):

[?]13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by
other reporting manager(s).)

[   ]13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are
reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		80

Form 13F Information Table Value Total:		$207,395
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment
managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

FORM 13F INFORMATION TABLE



      Column1

   Column2

Column3

Column4

            Column5

 Column6

 Column7

               Column8

Name of Issuer

Title of Class

Cusip

Value
(x$1000)

Shrs or Prn Amt

Sh/ PRN

Put/ Call

Investment Discretion

Other Managers

Voting Authority









Sole

Shared

None
Abbott Laboratories	Equities	2824100	574	11061	Sh	-	sole	none	x
Agilent TechnologiesEquities	00846u101	1118	57174	Sh	-	sole	none	x
Allied Capital	Equities	01903q108	1069	46980	Sh	-	sole	none	x
Altera Corp	Equities	21441100	2776	169478	Sh	-	sole	none	x
American Express	Equities	25816109	2820	97050	Sh	-	sole	none	x
American Intl Group	Equities	26874107	3164	40558	Sh	-	sole		none	x
Anadarko Petro Corp	Equities	32511107	2994	62279	Sh	-	sole	none	x
Apache Corp.	Equities	37411105	3561	82825	Sh	-	sole	none
Automatic Data Proc	Equities	53015103	3350	71226	Sh	-	sole	none	x
BP Amoco PLC 	Equities	55622104	917	18649	Sh	-	sole	none	x
Bank One	Equities	06423a103	2187	69485	Sh	-	sole	none	x
BellSouth Corp.	Equities	79860102	467	11234	Sh	-	sole	none	x
Beverly Enterprises	Equities	87851309	204	20000	Sh	-	sole	none	x
Bristol-Myers SquibbEquities	110122108	4008	72142	Sh	-	sole	none	x
Burlington ResourcesEquities	122014103	2910	85060	Sh	-	sole	none	x
Carnival Corp	Equities	143658102	2361	107210	Sh	-	sole	none	x
Cedar Fair L.P.	Equities	150185106	297	15200	Sh	-	sole	none	x
Cisco Systems Inc.	Equities	17275r102	1702	139754	Sh	-	sole	none	x
Citigroup	Equities	172967101	436	10762	Sh	-	sole	none	x
Clear Channel Comm	Equities	184502102	528	13290	Sh	-	sole	none	x
Costco Whsl Corp	Equities	22160k105	1799	50600	Sh	-	sole	none	x
DST Systems Inc.	Equities	233326107	547	12650	Sh	-	sole	none	x
EMC Corp Mass	Equities	268648102	342	29113	Sh	-	sole	none	x
Ecolab	Equities	278865100	542	14925	Sh	-	sole	none	x
El Paso Corp	Equities	28336L109	3549	85411	Sh	-	sole	none	x
Elan Corp 	Equities	284131208	6038	124619	Sh	-	sole	none	x
Endesa ADR	Equities	29258n107	2376	154900	Sh	-	sole	none	x
Ericsson L.M. Tele 	Equities	294821400	1944	556990	Sh	-	sole	none	x
Erie Indemnity	Equities	29530p102	4809	121600	Sh	-	sole	none	x
ExxonMobil	Equities	30231g102	2196	55724	Sh	-	sole	none	x
Fannie Mae	Equities	313586109	1286	16066	Sh	-	sole	none	x
Fedex Corporation	Equities	31428X106	5665	154150	Sh	-	sole	none	x
First Health Group	Equities	320960107	441	15000	Sh	-	sole	none	x
First Ind Realty Tr	Equities	32054k103	408	13600	Sh	-	sole	none	x
First Merit 	Equities	337915102	3967	169006	Sh	-	sole	none	x
General Electric	Equities	369604103	7377	198313	Sh	-	sole	none	x
General Motors Corp	Equities	370442105	649	15125	Sh	-	sole	none	x
Home Depot	Equities	437076102	3536	92156	Sh	-	sole	none	x
Illinois Tool Wks	Equities	452308109	4701	86877	Sh	-	sole	none	x
Integrated Device  	Equities	458118106	2055	102150	Sh	-	sole	none	x
Intel Corporation	Equities	458140100	4191	205063	Sh	-	sole	none	x
Intl Bus Machines	Equities	459200101	2878	31184	Sh	-	sole	none	x
Intl Rectifier Corp	Equities	460254105	2923	107340	Sh	-	sole	none	x
Interpublic Group	Equities	460690100	2195	107600	Sh	-	sole	none	x
Jefferson Pilot	Equities	475070108	4295	96553	Sh	-	sole	none	x
Johnson & Johnson	Equities	478160104	6456	116537	Sh	-	sole	none	x
KeyCorp	Equities	493267108	3827	158529	Sh	-	sole	none	x
Koninklijke Philips Equities	500472303	4675	242215	Sh	-	sole	none	x
Lear 	Equities	521865105	2772	102608	Sh	-	sole	none	x
Leggett & Platt Inc	Equities	524660107	4240	217450	Sh	-	sole	none	x
Leucadia National 	Equities	527288104	1305	41840	Sh	-	sole	none	x
Masco	Equities	574599106	3459	169250	Sh	-	sole	none	x
Medtronic Inc	Equities	585055106	1230	28275	Sh	-	sole	none	x
Merck & Company 	Equities	589331107	2456	36879	Sh	-	sole	none	x
Microsoft	Equities	594918104	975	19055	Sh	-	sole	none	x
Moody's 	Equities	615369105	1136	30700	Sh	-	sole	none	x
National City Corp	Equities	635405103	4690	156588	Sh	-	sole	none	x
PepsiCo Inc	Equities	713448108	488	10068	Sh	-	sole	none	x
Pfizer Inc	Equities	717081103	8687	216641	Sh	-	sole	none	x
Phelps Dodge Corp	Equities	717265102	884	32147	Sh	-	sole	none	x
Procter & Gamble	Equities	742718109	8957	123058	Sh	-	sole	none	x
Progressive Corp	Equities	743315103	1728	12908	Sh	-	sole	none	x
Royal Dutch Petro	Equities	780257804	3521	70075	Sh	-	sole	none	x
SBC Communication	Equities	78387g103	5511	116954	Sh	-	sole	none	x
Second Bancorp Inc.	Equities	813114105	8091	394676	Sh	-	sole	none	x
Seitel Inc.	Equities	816074306	345	34338	Sh	-	sole	none	x
Solectron	Equities	834182107	399	34215	Sh	-	sole	none	x
Sungard Data Sys	Equities	867363103	848	36300	Sh	-	sole	none	x
Synovus Financial	Equities	87161c105	458	16605	Sh	-	sole	none	x
Tanger Factry Otlt	Equities	875465106	412	19900	Sh	-	sole	none	x
Texas Instruments	Equities	882508104	2392	95757	Sh	-	sole	none	x
Textron Inc	Equities	883203101	3111	92560	Sh	-	sole	none	x
Toys R Us	Equities	892335100	477	27707	Sh	-	sole	none	x
Verizon Comm	Equities	92343v104	791	14617	Sh	-	sole	none	x
Vodafone Group 	Equities	92857w100	384	17465	Sh	-	sole	none	x
Wachovia Corp 	Equities	929903102	2874	92700	Sh	-	sole	none	x
Wal-Mart Stores 	Equities	931142103	1022	20647	Sh	-	sole	none	x
Waste Management	Equities	94106l109	4683	175145	Sh	-	sole	none	x
Wells Fargo & Co	Equities	949746101	3617	81365	Sh	-	sole	none	x
WorldCom Group NEW	Equities	98157d106	2339	155510	Sh	-	sole	none	x